Valued Advisers Trust

Sound Mind Investing Balanced Fund

Supplement to the Prospectus and Statement of Additional Information

dated February 28, 2014

(as may be supplemented from time to time)

Supplement dated December 30, 2014

This supplement amends the Sound Mind Investing Balanced Fund (the “Fund”) Prospectus and Statement of Additional Information (“SAI”) each dated February 28, 2014, and is in addition to any other supplements.

Effective as of February 28, 2015:

1.	The Fund will change its name to “SMI Conservative Allocation Fund.” All references to “Sound Mind Investing Balanced Fund” in the Prospectus and SAI are replaced by references to “SMI Conservative Allocation Fund.”

2.	The section in the Prospectus titled “Principal Investment Strategies,” beginning on page 9, is deleted in its entirety and replaced by the following:

Principal Investment Strategies

The Fund invests in a portfolio of equities and fixed income securities, including securities of other investment companies that focus their investments on equity and fixed income investments. To the extent the Adviser invests the Fund’s assets in equity securities, such investments will consist of investments in other investment companies (i.e., mutual funds), exchange traded funds (“ETFs”) and pooled investment vehicles, and the Adviser will select such portfolio holdings. The fixed income portion (if any) of the Fund will be comprised of fixed income investment companies and ETFs and individual fixed income securities. The Adviser will use its proprietary “Bond Upgrading” strategy to make all portfolio decisions with respect to investments in fixed income investment companies and ETFs. The Adviser’s “Bond Upgrading” strategy involves the use of momentum based performance indicators of the various bond categories to identify which categories may present the best investment opportunities. The Adviser scores the categories and uses the scores to make decisions on investments in the various categories.

To the extent the Fund invests directly in fixed income securities, the Adviser has delegated the security selection process to Scout Investments, Inc., through its Reams Asset Management division. The Adviser determines how the Fund’s assets will be allocated between equity and fixed income securities. While the Fund has no requirement to allocate a certain percentage to either equity or fixed income securities, it may allocate as much as 60% to fixed income securities. The Adviser may also allocate as much as 20% of the portfolio to cash and cash related investments. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund. With respect to the Fund’s equity investments, the Adviser will either use its “fund upgrading” strategy or its “dynamic asset allocation” strategy or a combination of the two. Given the conservative mandate of the Fund, the Adviser expects to typically use the dynamic allocation strategy as the approach for the equity portion of the portfolio. However, in periods where the Adviser expects equity returns to be particularly strong, it may opt to switch part of or all of the equity allocation to the “fund upgrading” strategy based on its analysis of market conditions and other proprietary indicators (such as favorable momentum values for the domestic and international stock market indices as well as moving averages of those indices) it utilizes.

Description of Equity Portfolio. The Fund seeks to achieve its objective of capital appreciation by investing in a portfolio of other investment companies that invest primarily in equity securities using either a “fund upgrading” strategy or a “dynamic asset allocation” strategy.

The “fund upgrading strategy” is a systemic investment approach that is based on the belief by the Adviser that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Adviser to be the most attractive at the time of analysis. This strategy strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria. For the “fund upgrading” strategy, the Adviser begins by sorting over 1,000 open-end equity mutual funds and exchange-traded funds (“ETFs”) into asset classes such as small-cap growth, small-cap value, large-cap growth, large-cap value, and international, then ranks the funds within each category based primarily on its analysis of the funds’ total returns for the most recent three, six and twelve months and, secondarily, on factors such as asset level and flows, management styles and experience, redemption policies and fees, and historical volatility. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the Adviser monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the Adviser to be most attractive (at the time of analysis) based on the factors described above. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the Adviser using its proprietary performance model and screening process. Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds that invest primarily in equity securities. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Fund’s investment strategy involves active trading, which results in a high portfolio turnover rate.

With regard to the “dynamic asset allocation investment” strategy, the Adviser invests in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Adviser believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Adviser will invest in each of the three “best” asset classes as determined by the Adviser. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions as well as to balance the Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that invest primarily in the equity securities of companies located in the United States. The underlying funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

International Equities – International equity securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The underlying funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – Fixed income securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). The Adviser will use its proprietary “Bond Upgrading” analysis to identify the fixed income securities to be used in the non-subadvised portion of the portfolio. There are no limits on the level of investment in which the Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Fund may invest. The underlying funds may invest in fixed income securities denominated in foreign currencies. The underlying funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements. The Fund may also invest in fixed income securities directly. The Fund may utilize Scout Investments, Inc. through its REAMs Asset Management division (“Subadviser”) when direct investment in fixed income securities are among the chosen assets (see also below for more information on fixed income investments).

Real Estate – Real estate securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in real estate securities. The Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals – The Fund may invest in ETFs or other investment companies that invest primarily in precious metals. The Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The Fund will utilize Scout Investments, Inc. through its Reams Asset Management division (“Subadviser”) when direct investment in cash and cash equivalents are among the chosen assets. The Fund may hold short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds.

Description of Fixed Income Portfolio. Fixed income securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). The Adviser will use its proprietary “Bond Upgrading” strategy to identify the fixed income securities to be used in the non-subadvised portion of the portfolio. There are no limits on the level of investment in which the Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Fund may invest. The underlying funds may invest in fixed income securities denominated in foreign currencies. The underlying funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements. The Fund may also invest in fixed income securities directly. The Fund may utilize Scout Investments, Inc. through its REAMs Asset Management division (“Subadviser”) when direct investment in fixed income securities are among the chosen assets.

To the extent the Fund utilizes the Subadviser to manage the fixed income allocation of the Fund’s overall assets, the Subadviser attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. The Subadviser’s fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the Subadviser believes are undervalued. The Subadviser first establishes the fixed income portfolio’s duration at any levels it deems appropriate based on market conditions, and then screens issues and identifies which bonds the Subadviser believes will perform the best under the most likely scenario, considering factors such as sector exposures, the Subadviser’s outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. Option-adjusted spread analysis refers to when evaluating the various sectors of the fixed income market, the Subadviser believes the best gauge of value is the compensation for default risk (credit risk) relative to risk-free Treasury securities. Every non-Treasury security possesses an OAS (option-adjusted spread), which is the compensation in basis points of yield versus like-maturity Treasury securities. These spreads are option adjusted, meaning clean of any call or put options present. The Subadviser’s analysis of value across the market is focused on comparing OAS’s in an isolated format, or versus other sectors over time.

The Subadviser selects fixed income securities for the Fund’s portfolio based primarily on valuation. The Subadviser constantly monitors the expected returns of the securities in the Fund versus those available in the market that the Subadviser is considering for purchase. The Subadviser will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements. The Subadviser may utilize Treasury futures, which are derivative instruments that are based on U.S. Treasury bonds and notes and that allow investors to protect themselves against volatility in interest rates.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which the Fund invests.

3.	The following risks are added to the Prospectus section titled “Principal Risks,” beginning on page 14:

Real Estate Risk. The Fund may invest directly or through underlying funds in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Commodity Risk. Some of the exchange-traded products, funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

In August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. With respect to the Equity Portfolio and Fixed Income Portfolio of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund’s performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an underlying fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to the fixed income portion of the Fund, underlying funds in which the Fund invests may use derivatives to seek to manage the risks described below. With regard to the Fund’s investments in Treasury futures, the Fund may seek to manage interest rate and inflation risks.

Interest rate risk. This is the risk that the market value of bonds owned by the Fund will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Fund’s returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Fund may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

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